NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830
                                  (203)863-6216


VIA EDGAR TRANSMISSION

November 20, 1996

Securities and Exchange Commission
450 Fifth Street
Washington, DC  20549

Re:      Northstar Funds
           Northstar Balance Sheet Opportunities Fund - No. 33-850/811-2239 Northstar Government Securities Fund - No. 33-848/811-4423 Northstar Growth Fund - No. 33-849; 811-4431
           Northstar High Yield Fund - No. 33-20506; 811-5496
           Northstar Special Fund - No. 33-847; 811-4434
           Northstar Strategic Income Fund - No. 33-76574/811-08414 Northstar Trust - No. 33-67852/811-7978

Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a supplement, dated November 20, 1996, to the combined Prospectus dated November 18, 1996, for the above named registrants.

The supplement filed herewith serves to correct a typographical error in the Prospectus under the Investment Objectives and Policies of the Northstar Government Securities Fund.

Should you have any questions regarding this submission, please contact the undersigned at (203)863-6216.

Sincerely,


STEPHANIE L. BECKNER
Stephanie L. Beckner


cc:  Distribution

                               THE NORTHSTAR FUNDS
                           Prospectus Supplement dated
                      November 20, 1996 to Prospectus dated
                                November 18, 1996

THE FOLLOWING  INFORMATION  REPLACES A  TYPOGRAPHICAL  ERROR IN THE  INFORMATION
CONTAINED  IN  THE  SECTION  OF  THE  FUNDS'  PROSPECTUS  ENTITLED   "INVESTMENT
OBJECTIVES AND POLICIES OF THE FUNDS:"

Northstar does not intend to invest more than 20% of the Northstar Government Securities Fund's assets in securities issued by any single instrumentality not supported by the full faith and credit of the United States. Please refer to page 15 of the Prospectus for a more complete discussion of the Investment Objectives and Policies of the Northstar Government Securities Fund.


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              THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.